UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-10053
                                   811-10089

Name of Fund: Merrill Lynch Low Duration Fund of Merrill Lynch Investment
              Managers Funds, Inc. Low Duration Master Portfolio of Fund Asset Management Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Merrill Lynch Low Duration Fund
Schedule of Investments as of March 31, 2006

                                Beneficial
                                  Interest  Mutual Funds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $ 599,797,942  Low Duration Master Portfolio                                             $ 673,547,100
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments (Cost - $684,926,373) - 100.2%                            673,547,100

                                            Liabilities in Excess of Other Assets - (0.2%)                               (1,206,560)
                                                                                                                      -------------
                                            Net Assets - 100.0%                                                       $ 672,340,540
                                                                                                                      =============

Low Duration Master Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                      Face
                                    Amount  Asset-Backed Securities+                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $  11,000,000  Ameriquest Mortgage Securities, Inc. Series 2004-FR1 Class A5,
                                              4.455% due 5/25/2034                                                    $  10,837,971
                                 3,700,000  Asset-Backed Funding Certificates Series 2005-HE2 Class M9,
                                              6.731% due 6/25/2035 (a)                                                    3,708,363
                                   244,148  California Infrastructure PG&E-1 Series 1997-1 Class A7, 6.42%
                                              due 9/25/2008                                                                 245,188
                                   249,771  California Infrastructure SCE-1 Series 1997-1 Class A6, 6.38%
                                              due 9/25/2008                                                                 250,931
                                 1,250,000  Capital Auto Receivables Asset Trust Series 2004-2 Class D,
                                              5.82% due 5/15/2012 (b)                                                     1,230,695
                                 3,837,321  Capital One Auto Finance Trust Series 2003-A Class A4A,
                                              2.47% due 1/15/2010                                                         3,768,995
                                 2,310,655  Chase Funding Mortgage Loan Asset-Backed Certificates Series 1999-4
                                              Class IA6, 7.407% due 9/25/2011                                             2,313,053
                                   985,853  Chase Manhattan Auto Owner Trust Series 2003-A Class CTFS,
                                              2.04% due 12/15/2009                                                          964,847
                                   165,057  Cityscape Home Equity Loan Trust Series 1996-4 Class A10,
                                              7.40% due 9/25/2027 (b)                                                       164,460
                                 1,020,003  Countrywide Asset-Backed Certificates Series 2004-12 Class AF2,
                                              3.631% due 5/25/2024 (a)                                                    1,016,283
                                10,500,000  Countrywide Asset-Backed Certificates Series 2004-13 Class AF3,
                                              3.989% due 12/25/2034 (a)                                                  10,377,289
                                   854,320  First Franklin Mortgage Loan Asset-Backed Certificates Series 2003-FF5
                                              Class A2, 5.468% due 3/25/2034 (a)                                            852,326
                                 9,750,000  First Horizon Asset-Backed Securities Trust Series 2004-HE4 Class A2,
                                              4.07% due 7/25/2019                                                         9,496,477
                                 8,500,000  First National Master Note Trust Series 2003-2 Class C, 3.70%
                                              due 4/15/2009                                                               8,411,014
                                 5,970,000  GCO Slims Trust Series 2006-1A Class NOTE, 5.72% due 3/01/2022 (b)            5,882,316
                                   588,690  GMAC Mortgage Corp. Loan Trust Series 2003-HE2 Class A2,
                                              3.14% due 6/25/2025                                                           585,201
                                 7,383,088  GSAA Trust Series 2004-10 Class AF2, 4.22% due 8/25/2034 (a)                  7,299,367
                                 5,908,000  GSAA Trust Series 2005-12 Class AF2, 4.972% due 9/25/2035 (a)                 5,795,386
                                     7,022  Ikon Receivables Series 2003-1 Class A3B, 2.33% due 12/15/2007                    7,014
                                 4,100,000  MBNA Credit Card Master Note Trust Series 2001-C3 Class C3,
                                              6.55% due 12/15/2008                                                        4,114,641
                                16,400,000  National Collegiate Student Loan Trust Series 2005-2 Class AIO,
                                              7.73% due 3/25/2012 (c)                                                     4,533,124
                                33,292,725  National Collegiate Student Loan Trust Series 2005-GT1 Class AIO,
                                              6.75% due 12/25/2009 (c)                                                    7,490,863
                                 4,520,000  Popular ABS Mortgage Pass-Through Trust Series 2004-5 Class AF2,
                                              3.735% due 12/25/2034 (a)                                                   4,468,144
                                 3,500,000  Popular ABS Mortgage Pass-Through Trust Series 2005-1 Class AF3,
                                              4.142% due 5/25/2035 (a)                                                    3,422,541
                                10,550,000  Residential Asset Mortgage Products, Inc. Series 2003-RZ3 Class A6,
                                              3.40% due 3/25/2033                                                        10,105,499
                                 7,284,778  Soundview Home Equity Loan Trust Series 2003-2 Class A2,
                                              5.468% due 11/25/2033 (a)                                                   7,329,622
                                   591,254  WFS Financial Owner Trust Series 2003-2 Class B, 2.48% due 12/20/2010           584,981
                                 2,998,257  WFS Financial Owner Trust Series 2003-4 Class B, 2.73% due 5/20/2011          2,937,112
                                10,800,000  WFS Financial Owner Trust Series 2004-4 Class A4, 3.44% due 5/17/2012        10,456,021
                                   514,935  Whole Auto Loan Trust Series 2004-1 Class D, 5.60% due 3/15/2011                512,542
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Asset-Backed Securities (Cost - $131,138,582) - 19.2%                 129,162,266
-----------------------------------------------------------------------------------------------------------------------------------

                                            Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                 4,530,000  Fannie Mae, 4% due 2/28/2007                                                  4,484,564
                                 9,940,000  U.S. Treasury Notes, 3.625% due 4/30/2007                                     9,811,088
                                50,000,000  U.S. Treasury Notes, 4% due 8/31/2007 (h)                                    49,416,000

Low Duration Master Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                      Face
                                    Amount  Government & Agency Obligations                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $   2,900,000  U.S. Treasury Notes, 2.625% due 5/15/2008 (d)                             $   2,772,673
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Government & Agency Obligations (Cost - $67,544,031) - 9.9%            66,484,325
-----------------------------------------------------------------------------------------------------------------------------------

                                            Government Agency Mortgage-Backed Securities+
-----------------------------------------------------------------------------------------------------------------------------------
                                   333,704  Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 8/01/2032            341,182
                                   138,716  Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 9/01/2032            141,922
                                   202,425  Fannie Mae Guaranteed Pass-Through Certificates, 8% due 7/01/2027               215,457
                                   493,499  Fannie Mae Guaranteed Pass-Through Certificates, 8% due 4/01/2032               526,508
                                   327,496  Fannie Mae Guaranteed Pass-Through Certificates, 8% due 5/01/2032               349,402
                                 3,628,874  Fannie Mae Guaranteed Pass-Through Certificates, 8% due 11/01/2032            3,871,611
                                 8,500,000  Fannie Mae Trust Series 2003-17 Class QR, 4.50% due 11/25/2025                8,396,813
                                 4,014,551  Fannie Mae Trust Series 2003-23 Class AB, 4% due 3/25/2017                    3,860,853
                                 4,753,991  Fannie Mae Trust Series 2003-48 Class HA, 3.50% due 11/25/2017                4,487,732
                                29,684,756  Freddie Mac Mortgage Participation Certificates,
                                              5% due 9/01/2019 - 5/01/2020                                               28,952,484
                                 3,329,503  Freddie Mac Multiclass Certificates Series 2590 Class XR,
                                              3.25% due 12/15/2013                                                        3,198,630
                                 7,414,790  Freddie Mac Multiclass Certificates Series 2651 Class GA,
                                              2.75% due 7/15/2018                                                         6,786,388
                                 9,119,314  Freddie Mac Multiclass Certificates Series 2673 Class ML,
                                              4% due 12/15/2022                                                           8,936,465
                                 6,496,250  Freddie Mac Multiclass Certificates Series 2677 Class HB,
                                              4% due 3/15/2014                                                            6,260,224
                                 3,276,534  Ginnie Mae Trust Series 2002-83 Class A, 3.313% due 4/16/2017                 3,179,920
                                56,577,972  Ginnie Mae Trust Series 2002-94 Class XB, 2.349% due 11/16/2007 (a)(c)          976,236
                                 7,776,973  Ginnie Mae Trust Series 2005-9 Class A, 4.026% due 5/16/2022                  7,537,771
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Government Agency Mortgage-Backed Securities
                                            (Cost - $91,485,771) - 13.1%                                                 88,019,598
-----------------------------------------------------------------------------------------------------------------------------------

                                            Non-Government Agency Mortgage-Backed Securities+
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized                   4,585,723  Bank of America Mortgage Securities Series 2003-J Class 2A1,
Mortgage                                      4.097% due 11/25/2033 (a)                                                   4,471,093
Obligations - 8.4%                 129,313  BlackRock Capital Finance LP Series 1997-R2 Class AP,
                                              6.081% due 12/25/2035 (a)                                                     129,313
                                 9,035,129  JPMorgan Mortgage Trust Series 2005-A2 Class 4A1,
                                              5.211% due 4/25/2035 (a)                                                    8,785,290
                                20,104,098  Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class 2A3,
                                              5.919% due 3/25/2036 (a)                                                   20,157,494
                                   347,133  Ocwen Residential MBS Corp. Series 1998-R2 Class AP,
                                              6.731% due 11/25/2034 (a)                                                     326,305
                                 5,830,595  Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                              5.168% due 8/25/2035 (a)                                                    5,837,253
                                    34,755  Salomon Brothers Mortgage Securities Series 1986-1 Class A,
                                              6% due 12/25/2011                                                              34,628

Low Duration Master Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                      Face
                                    Amount  Non-Government Agency Mortgage-Backed Securities+                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $       6,497  Structured Mortgage Asset Residential Trust Series 1991-1 Class H,
                                              8.25% due 6/25/2022                                                     $       6,493
                                     2,317  Structured Mortgage Asset Residential Trust Series 1992-3A Class AA,
                                              8% due 10/25/2007                                                               2,326
                                    74,148  Walsh Acceptance Series 1997-2 Class A, 6.818% due 3/01/2027 (a)                 33,367
                                     7,417  Washington Mutual Series 2000-1 Class B1, 8.818% due 1/25/2040 (a)                7,412
                                17,194,918  Washington Mutual Series 2004-AR3 Class A1, 3.918% due 6/25/2034 (a)         16,617,180
                                                                                                                      -------------
                                                                                                                         56,408,154
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed       1,216,728  Banc of America Commercial Mortgage, Inc. Series 2000-1 Class A1A,
Securities - 4.7%                             7.109% due 11/15/2008                                                       1,232,083
                                 4,873,970  COMM Series 2004-LB4A Class A1, 3.566% due 10/15/2037                         4,757,117
                                77,225,777  CS First Boston Mortgage Securities Corp. Series 2003-CPN1 Class ASP,
                                              1.584% due 3/15/2035 (a)(c)                                                 3,444,733
                                 4,138,855  CS First Boston Mortgage Securities Corp. Series 2004-C3 Class A2,
                                              3.913% due 7/15/2036                                                        4,032,765
                                    46,799  First Union National Bank-Bank of America Commercial Mortgage Trust
                                              Series 2001-C1 Class A1, 5.711% due 3/15/2033                                  46,757
                                28,440,215  Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class XP,
                                              2.059% due 1/11/2035 (a)(c)                                                 2,022,810
                                 7,255,934  Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A2,
                                              3.835% due 6/10/2036                                                        7,092,785
                                78,251,515  LB-UBS Commercial Mortgage Trust Series 2002-C4 Class XCP, 1.475%
                                              due 10/15/2035 (a)(c)                                                       3,163,850
                                 6,545,904  LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A1, 3.625%
                                              due 10/15/2029                                                              6,349,354
                                                                                                                      -------------
                                                                                                                         32,142,254
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Non-Government Agency Mortgage-Backed Securities
                                            (Cost - $90,649,571) - 13.1%                                                 88,550,408
-----------------------------------------------------------------------------------------------------------------------------------

Industry                                    Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.6%       1,250,000  Goodrich Corp., 6.45% due 4/15/2008                                           1,272,170
                                 1,700,000  Raytheon Co., 6.75% due 8/15/2007                                             1,726,610
                                   880,000  Raytheon Co., 6.15% due 11/01/2008                                              896,818
                                                                                                                      -------------
                                                                                                                          3,895,598
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                    689,360  American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                     656,350
                                 1,811,143  Systems 2001 Asset Trust Pass Through Trusts, 6.664% due 9/15/2013 (b)        1,887,610
                                                                                                                      -------------
                                                                                                                          2,543,960
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.8%               3,400,000  DaimlerChrysler NA Holding Corp., 4.75% due 1/15/2008                         3,352,356
                                 2,000,000  DaimlerChrysler NA Holding Corp., 4.05% due 6/04/2008                         1,938,004
                                                                                                                      -------------
                                                                                                                          5,290,360
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.3%             1,800,000  Amgen, Inc., 4% due 11/18/2009                                                1,721,477
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.3%           1,070,000  The Bank of New York Co., Inc., 3.80% due 2/01/2008                           1,042,869
                                 2,400,000  The Bear Stearns Cos., Inc., 7.80% due 8/15/2007                              2,478,187
                                 1,000,000  Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                       980,708
                                 2,220,000  Goldman Sachs Group, Inc., 4.125% due 1/15/2008                               2,176,361
                                 2,510,000  Lehman Brothers Holdings, Inc., 3.60% due 3/13/2009                           2,394,053
                                                                                                                      -------------
                                                                                                                          9,072,178
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                 1,165,000  Potash Corp. of Saskatchewan Inc., 7.125% due 6/15/2007                       1,186,668
                                   500,000  Praxair, Inc., 6.625% due 10/15/2007                                            509,908
                                                                                                                      -------------
                                                                                                                          1,696,576
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.4%          2,050,000  First Tennessee Bank NA, 5.316% due 12/08/2008                                2,034,391
                                 2,000,000  FleetBoston Financial Corp., 3.85% due 2/15/2008                              1,950,350
                                 2,425,000  HBOS Treasury Services Plc, 3.50% due 11/30/2007 (b)                          2,360,245
                                 3,500,000  Keycorp, 4.814% due 7/23/2007 (a)                                             3,508,001
                                 1,210,000  M&I Marshall & Ilsley Bank, 4.40% due 3/15/2010                               1,167,424

Low Duration Master Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                      Face
Industry                            Amount  Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $   2,425,000  PNC Funding Corp., 4.20% due 3/10/2008                                    $   2,374,165
                                 1,545,000  Popular North America, Inc., 5.20% due 12/12/2007                             1,536,184
                                   670,000  Popular North America, Inc., 3.875% due 10/01/2008                              642,748
                                 1,260,000  Sovereign Bank, 4% due 2/01/2008                                              1,231,956
                                 2,500,000  US Bank NA, 4.125% due 3/17/2008                                              2,449,772
                                 1,500,000  Wachovia Corp., 6.15% due 3/15/2009                                           1,532,643
                                 2,200,000  Wells Fargo & Co., 4% due 8/15/2008                                           2,140,615
                                                                                                                      -------------
                                                                                                                         22,928,494
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &            3,300,000  Cendant Corp., 4.89% due 8/17/2006                                            3,284,622
Supplies - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Communications                     955,000  Cisco Systems, Inc., 4.85% due 2/20/2009 (a)                                    955,692
Equipment - 0.3%                 1,250,000  Harris Corp., 6.35% due 2/01/2028                                             1,265,791
                                                                                                                      -------------
                                                                                                                          2,221,483
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.4%          1,310,000  Capital One Bank, 4.875% due 5/15/2008                                        1,296,762
                                 1,600,000  Capital One Bank, 4.25% due 12/01/2008                                        1,556,256
                                 3,500,000  HSBC Finance Corp., 4.125% due 12/15/2008                                     3,393,418
                                 3,060,000  MBNA Corp., 5.625% due 11/30/2007                                             3,073,544
                                                                                                                      -------------
                                                                                                                          9,319,980
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                     3,950,000  Bemis Co., 6.50% due 8/15/2008                                                4,035,810
Packaging - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial            3,800,000  Citigroup, Inc., 3.50% due 2/01/2008                                          3,685,818
Services - 4.1%                  2,700,000  General Electric Capital Corp. Series A, 3.75% due 12/15/2009                 2,554,683
                                 1,335,000  General Motors Acceptance Corp., 6.125% due 8/28/2007                         1,294,851
                                 2,970,000  JPMorgan Chase & Co., 5.25% due 5/30/2007                                     2,965,328
                                 4,800,000  JPMorgan Chase & Co., 3.625% due 5/01/2008                                    4,639,186
                                 1,500,000  Links Finance Corp., 5.16% due 9/15/2010 (a)                                  1,500,132
                                 1,500,000  Links Finance Corp. Series 54, 5.16% due 9/15/2010 (a)                        1,500,132
                                 1,500,000  Links Finance Corp. Series 55, 5.16% due 9/15/2010 (a)                        1,497,238
                                 5,500,000  Sigma Finance Corp., 7.249% due 8/15/2011 (e)                                 5,500,000
                                 2,700,000  Sigma Finance Corp., 7.46% due 3/31/2014 (a)(e)                               2,703,448
                                                                                                                      -------------
                                                                                                                         27,840,816
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                      1,960,000  BellSouth Corp., 4.874% due 11/15/2007 (a)                                    1,962,268
Telecommunication                2,500,000  Deutsche Telekom International Finance BV, 3.875% due 7/22/2008               2,422,952
Services - 2.5%                  1,810,000  SBC Communications, Inc., 4.125% due 9/15/2009                                1,730,849
                                 4,250,000  TELUS Corp., 7.50% due 6/01/2007                                              4,346,037
                                 2,250,000  Telecom Italia Capital SA, 4% due 11/15/2008                                  2,168,044
                                 1,250,000  Verizon Global Funding Corp., 7.60% due 3/15/2007                             1,269,484
                                 3,225,000  Verizon Global Funding Corp., 4% due 1/15/2008                                3,148,371
                                                                                                                      -------------
                                                                                                                         17,048,005
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.4%        1,485,000  American Electric Power Co., Inc., 4.709% due 8/16/2007                       1,470,679
                                 1,615,000  CC Funding Trust I, 6.90% due 2/16/2007                                       1,632,592
                                 2,430,000  Entergy Gulf States, Inc., 3.60% due 6/01/2008                                2,324,050
                                 1,700,000  FirstEnergy Corp., 5.50% due 11/15/2006                                       1,700,435
                                 3,330,000  National Rural Utilities Cooperative Finance Corp., 3.25%
                                              due 10/01/2007                                                              3,232,278
                                 1,970,000  Pepco Holdings, Inc., 5.50% due 8/15/2007                                     1,970,211
                                 1,000,000  Progress Energy Inc., 5.85% due 10/30/2008                                    1,008,091
                                 1,925,000  Southern California Edison Co., 4.768% due 2/02/2009 (a)                      1,924,811
                                   685,000  Xcel Energy, Inc., 3.40% due 7/01/2008                                          655,389
                                                                                                                      -------------
                                                                                                                         15,918,536
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.5%             3,415,000  Cadbury Schweppes US Finance LLC, 3.875% due 10/01/2008 (b)                   3,292,897
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.1%             1,495,000  KeySpan Corp., 4.90% due 5/16/2008                                            1,478,775
                                 4,040,000  Nisource Finance Corp., 5.344% due 11/23/2009 (a)                             4,053,021
                                 2,070,000  Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                     2,018,335
                                                                                                                      -------------
                                                                                                                          7,550,131
-----------------------------------------------------------------------------------------------------------------------------------

Low Duration Master Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                      Face
Industry                            Amount  Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &      $   4,020,000  The Columbia/HCA Healthcare Co., 7% due 7/01/2007                         $   4,067,516
Services - 0.9%                  1,940,000  WellPoint, Inc., 3.75% due 12/14/2007                                         1,889,220
                                                                                                                      -------------
                                                                                                                          5,956,736
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &            1,000,000  Carnival Corp., 3.75% due 11/15/2007                                            974,708
Leisure - 0.8%                   2,420,000  Harrah's Operating Co., Inc., 7.125% due 6/01/2007                            2,460,995
                                 1,800,000  Hilton Hotels Corp., 7.95% due 4/15/2007                                      1,839,042
                                                                                                                      -------------
                                                                                                                          5,274,745
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.1%        1,095,000  Centex Corp., 4.93% due 8/01/2007 (a)                                         1,095,104
                                 4,075,000  DR Horton, Inc., 7.50% due 12/01/2007                                         4,185,897
                                 2,420,000  Pulte Homes, Inc., 4.875% due 7/15/2009                                       2,355,596
                                                                                                                      -------------
                                                                                                                          7,636,597
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                       1,280,000  Textron, Inc., 6.375% due 11/15/2008                                          1,308,556
Conglomerates - 0.3%               500,000  Tyco International Group SA, 6.125% due 11/01/2008                              506,778
                                                                                                                      -------------
                                                                                                                          1,815,334
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.3%                 1,570,000  AON Corp., 6.95% due 1/15/2007                                                1,585,571
                                 1,960,000  Hartford Financial Services Group, Inc., 4.70% due 9/01/2007                  1,941,119
                                   385,000  Monumental Global Funding II, 3.85% due 3/03/2008 (b)                           374,479
                                 2,490,000  The Phoenix Cos., Inc., 6.675% due 2/16/2008                                  2,496,536
                                 1,470,000  Protective Life Secured Trust, 5.148% due 1/14/2008 (a)                       1,472,106
                                 3,200,000  Prudential Financial, Inc., 4.104% due 11/15/2006                             3,179,248
                                 1,500,000  Prudential Financial, Inc., 3.75% due 5/01/2008                               1,452,669
                                 1,910,000  RenaissanceRe Holdings Ltd., 7% due 7/15/2008                                 1,956,996
                                 1,250,000  The St. Paul Travelers Cos., Inc., 5.01% due 8/16/2007                        1,238,861
                                                                                                                      -------------
                                                                                                                         15,697,585
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                   360,000  Timken Co., 6.75% due 8/21/2006                                                 360,290
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                     2,420,000  Clear Channel Communications, Inc., 4.625% due 1/15/2008                      2,376,169
                                 2,600,000  Comcast Cable Communications, 8.375% due 5/01/2007                            2,680,020
                                 1,200,000  Comcast Cable Communications, 6.20% due 11/15/2008                            1,219,942
                                 1,815,000  Cox Communications, Inc., 7.75% due 8/15/2006                                 1,828,162
                                 2,600,000  Media General, Inc., 6.95% due 9/01/2006                                      2,609,186
                                 1,220,000  News America, Inc., 6.75% due 1/09/2038                                       1,245,985
                                 2,000,000  Time Warner Companies, Inc., 8.18% due 8/15/2007                              2,071,122
                                 3,545,000  Time Warner, Inc., 6.15% due 5/01/2007                                        3,571,573
                                                                                                                      -------------
                                                                                                                         17,602,159
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.8%             400,000  Ameren Corp., 4.263% due 5/15/2007                                              394,712
                                 2,395,000  Dominion Resources, Inc., 5.75% due 5/15/2008                                 2,399,254
                                 1,010,000  Dominion Resources, Inc. Series B, 5.049% due 5/15/2006 (a)                   1,009,972
                                 2,000,000  Dominion Resources, Inc. Series D, 5.125% due 12/15/2009                      1,972,116
                                 2,500,000  PSEG Power LLC, 6.875% due 4/15/2006                                          2,500,867
                                 4,040,000  Sempra Energy, 4.621% due 5/17/2007                                           4,004,048
                                                                                                                      -------------
                                                                                                                         12,280,969
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%            600,000  Target Corp., 5.40% due 10/01/2008                                              603,013
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable            2,500,000  Burlington Resources Finance Co., 5.60% due 12/01/2006                        2,504,557
Fuels - 1.6%                     2,250,000  Midamerican Energy Holdings Co., 4.625% due 10/01/2007                        2,222,017
                                 2,000,000  Midamerican Energy Holdings Co., 3.50% due 5/15/2008                          1,921,360
                                   651,667  Pemex Finance Ltd., 8.45% due 2/15/2007                                         656,131
                                 3,430,000  Pemex Project Funding Master Trust, 6.21% due 6/15/2010 (a)(b)                3,520,895
                                                                                                                      -------------
                                                                                                                         10,824,960
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.7%               1,400,000  Nationwide Health Properties, Inc., 7.60% due 11/20/2028                      1,520,642
                                 1,400,000  Nationwide Health Properties, Inc., 6.59% due 7/07/2038                       1,413,954
                                 2,000,000  Westfield Capital Corp. Ltd., 4.98% due 11/02/2007 (a)(b)                     2,005,032
                                                                                                                      -------------
                                                                                                                          4,939,628
-----------------------------------------------------------------------------------------------------------------------------------

Low Duration Master Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                      Face
Industry                            Amount  Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.2%           $   6,800,000  CSX Corp., 7.45% due 5/01/2007                                            $   6,934,341
                                   870,000  Norfolk Southern Corp., 7.35% due 5/15/2007                                     889,932
                                                                                                                      -------------
                                                                                                                          7,824,273
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.6%                  3,850,000  Oracle Corp., 5.28% due 1/13/2009 (a)(b)                                      3,851,059
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage               2,150,000  Countrywide Home Loans, Inc., 4.25% due 12/19/2007                            2,109,601
Finance - 1.0%                   4,390,000  Residential Capital Corp., 6.125% due 11/21/2008                              4,397,037
                                                                                                                      -------------
                                                                                                                          6,506,638
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication       5,200,000  Sprint Capital Corp., 6% due 1/15/2007                                        5,224,674
Services - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Corporate Bonds (Cost - $246,844,068) - 36.2%                         244,059,583
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------

                                    Shares
                                      Held  Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               17,700  CIT Group, Inc. Series B, 5.189%                                              1,772,766
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Preferred Stocks (Cost - $1,770,000) - 0.3%                             1,772,766
-----------------------------------------------------------------------------------------------------------------------------------

                                      Face
                                    Amount  Trust Preferreds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.2%   $   8,490,000  RC Trust I, 7% due 5/15/2006                                                  8,431,640

-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%        5,120,000  PPL Capital Funding Trust I, 7.29% due 5/18/2006                              5,142,308

-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Trust Preferreds (Cost - $13,665,630) - 2.0%                           13,573,948
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Preferred Securities (Cost - $15,435,630) - 2.3%                       15,346,714
-----------------------------------------------------------------------------------------------------------------------------------

                                            Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper* - 5.7%        30,000,000  New Center Asset Trust, 4.76% due 4/12/2006                                  29,964,300
                                 8,200,000  Old Line Funding, LLC, 4.83% due 4/03/2006                                    8,200,000
                                                                                                                      -------------
                                                                                                                         38,164,300
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.0%               236,159  Brown Brothers Harriman & Co., 4.15% due 4/03/2006                              236,159
-----------------------------------------------------------------------------------------------------------------------------------

                                Beneficial
                                  Interest
-----------------------------------------------------------------------------------------------------------------------------------
                             $  50,600,000  Merrill Lynch Liquidity Series, LLC Money Market Series, 4.75% (a)(f)(g)     50,600,000
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities (Cost - $89,000,459) - 13.2%                     89,000,459
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments (Cost - $732,098,112**) - 107.0%                          720,623,353

                                            Liabilities in Excess of Other Assets - (7.0%)                              (47,076,253)
                                                                                                                      -------------
                                            Net Assets - 100.0%                                                       $ 673,547,100
                                                                                                                      =============

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rates paid at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 732,092,593
                                                                  =============
      Gross unrealized appreciation                               $     422,269
      Gross unrealized depreciation                                 (11,891,509)
                                                                  -------------
      Net unrealized depreciation                                 $ (11,469,240)
                                                                  =============

+ Asset-backed and mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
(a)   Floating rate note.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c)   Represents the interest only portion of a mortgage-backed obligation.

Low Duration Master Portfolio
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e) Restricted securities as to resale, representing 1.2% of net assets, were as follows:

      --------------------------------------------------------------------------------------------
      Issue                                         Acquisition Date        Cost           Value
      --------------------------------------------------------------------------------------------
      Sigma Finance Corp., 7.249% due 8/15/2011        2/13/2004        $ 5,500,000    $ 5,500,000
      Sigma Finance Corp., 7.46% due 3/31/2014         3/26/2004          2,700,000      2,703,448
      --------------------------------------------------------------------------------------------
      Total                                                             $ 8,200,000    $ 8,203,448
                                                                        ==========================

(f) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net            Interest
      Affiliate                                      Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                        $ 50,600,000        $ 72,083
      --------------------------------------------------------------------------

(g)   Security was purchased with the cash proceeds from securities loans.
(h)   Security, or a portion of security, is on loan.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------------------
      Number of                                       Expiration                               Unrealized
      Contracts                Issue                     Date              Face Value         Depreciation
      ----------------------------------------------------------------------------------------------------
         700        Two-Year U.S. Treasury Note        June 2006         $ 143,009,996        $   (308,433)
      ----------------------------------------------------------------------------------------------------
      Total                                                                                   $   (308,433)
                                                                                              ============

o     Financial futures contracts sold as of March 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------------------
      Number of                                       Expiration                               Unrealized
      Contracts                Issue                     Date              Face Value         Appreciation
      ----------------------------------------------------------------------------------------------------
         844        Five-Year U.S. Treasury Note       June 2006         $  88,596,810        $    451,560
      ----------------------------------------------------------------------------------------------------

o     Swaps outstanding as of March 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------------------------
                                                                                                    Unrealized
                                                                                  Notional         Appreciation
                                                                                   Amount         (Depreciation)
      ---------------------------------------------------------------------------------------------------------
      Bought credit default protection on Aon Corp. and pay 0.37%

      Broker, Morgan Stanley Capital Services Inc.
      Expires January 2007                                                      $  1,725,000       $     (4,095)

      Pay a fixed rate of 2.8025% and receive a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase Bank
      Expires January 2007                                                      $  1,725,000             32,284

      Sold credit default protection on WFS Financial Owner Trust
      Series 2003-2 Class C and receive 0.41%

      Broker, Morgan Stanley Capital Services Inc.
      Expires December 2010                                                     $  2,297,000              1,532

      Receive a floating rate based on 1-month LIBOR plus 0.47%, which is capped at a fixed coupon of 6%, and pay a floating rate based on 1-month LIBOR

      Broker, Credit Suisse First Boston International
      Expires June 2011                                                         $ 37,500,000            (77,362)
      ---------------------------------------------------------------------------------------------------------
      Total                                                                                        $    (47,641)
                                                                                                   ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust

Date: May 22, 2006